Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenues	$ 430,258	$ 343,826	$ 224,490
Cost of revenues
Cost of services	(80,863)	(66,571)	(49,120)
Cost of other value-added products			(12,891)
Total cost of revenues	(80,863)	(66,571)	(62,011)
Gross profit	349,395	277,255	162,479
Operating expenses:
Selling expenses	(80,056)	(67,207)	(42,512)
General and administrative expenses	(70,780)	(69,611)	(41,547)
Operating income	198,559	140,437	78,420
Foreign exchange (loss) gain	90	1	(462)
Interest income (including related party amount of US$305, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	19,406	10,483	2,390
Interest expenses	(11,630)	(4,026)
Realized gain-trading securities		263	282
Government grants	1,298	1,399	740
Other-than-temporary impairment on available-for-sale security	(14)	(4,343)
Income before income taxes	207,709	144,214	81,370
Income tax expenses	(55,905)	(42,617)	(18,222)
Net income	151,804	101,597	63,148
Net income (loss) attributable to noncontrolling interests	(6)	(28)	40
Net income attributable to SouFun Holdings Limited's shareholders	151,810	101,625	63,108
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,378	10,839	5,344
Unrealized (loss) gain on available-for-sale security	743		(721)
Reclassification adjustment for loss included in net income		721
Other comprehensive income, net of tax	2,121	11,560	4,623
Comprehensive income	153,925	113,157	67,771
Comprehensive income (loss) attributable to noncontrolling interests	(6)	(28)	40
Comprehensive income attributable to SouFun Holdings Limited's shareholders	153,931	113,185	67,731
Earnings per share for Class A and Class B ordinary shares
Basic	$ 1.96	$ 1.33	$ 0.85
Diluted	$ 1.85	$ 1.24	$ 0.79
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	77,365,156	76,492,272	74,683,593
Diluted	81,924,565	82,215,832	80,220,633
Marketing Services
Revenues
Revenues	249,861	246,634	167,711
E Commerce Services
Revenues
Revenues	102,162	24,170
Listing Services
Revenues
Revenues	72,874	67,125	40,355
Other value-added Services
Revenues
Other Revenues	5,361	5,897	3,001
Other value-added products
Revenues
Other Revenues			$ 13,423